Other disclosures	12 Months Ended
Dec. 31, 2022
Other disclosures
Other disclosures

(35) Other disclosures

(a) Consolidated subsidiaries and equity investees

Information below shows Evotec’s direct and indirect voting rights in their subsidiaries and other investments. Evotec’s direct and indirect voting rights in dormant companies are not included.

2022
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, United States	100.00
Aptuit (Verona) SRL, Verona, Italy	100.00
Aptuit (Oxford) Ltd., Abingdon, United Kingdom	100.00
Aptuit (Potters Bar) Ltd., Abingdon, United Kingdom	100.00
Cyprotex Discovery Ltd., Manchester, United Kingdom	100.00
Cyprotex Ltd., Manchester, United Kingdom	100.00
Cyprotex US, LLC., Framingham, United States	100.00
Evotec (France) SAS, Toulouse, France	100.00
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100.00
Evotec (Hamburg) GmbH, Hamburg, Germany	100.00
Evotec GT GmbH, Orth an der Donau, Austria	100.00
Evotec (India) Private Limited, Thane, India*	100.00
Evotec International GmbH, Hamburg, Germany	100.00
Evotec (München) GmbH, Martinsried, Germany	100.00
Evotec (UK) Ltd., Abingdon, United Kingdom	100.00
Evotec (US), Inc., Princeton, United States	100.00
Just-Evotec Biologics, Inc., Seattle, United States	100.00
Just-Evotec Biologics EU SAS, Toulouse, France	100.00
Evotec Drug Substance (Germany), Halle, Germany	100.00
Evotec (Modena) Srl., Medolla, Italy	100.00

2022
Company’s
voting
rights
%
Associates and joint ventures
Ananke Therapeutics Inc., Boston, United States	20.09
Autobahn Labs, Palo Alto, United States	35.94
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.12
Celmatix Inc., New York, United States	39.09
Curexsys GmbH, Göttingen, Germany	43.44
Dark Blue Therapeutics Ltd., Oxford, United Kingdom	39.11
Eternygen GmbH, Berlin, Germany	24.97
NephThera GmbH, Hamburg, Germany	50.00
Pancella Inc, Toronto, Canada	12.65
Quantro Therapeutics GmbH, Wien, Austria	38.79
Topas Therapeutics GmbH, Hamburg, Germany	22.14
Tucana Biosciences Inc., Boston, United States	26.92

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, United States	3.79
ArgoBio SAS, Paris, France	10.02
Aurobac Therapeutics SAS, Lyon, France	12.50
Blacksmith Medicines Inc., San Diego, United States	18.00
Cajal Neuroscience Inc., Seattle, United States	1.67
Carma Fund I, Munich, Germany	10.00
Carrick Therapeutics Ltd., Dublin, Ireland	3.48
Centauri Therapeutics Ltd., Sandwich (Kent), United Kingdom	13.17
Curie Bio LLC, Boston, United States	0.11
Curie Bio Seed Fund I L.P., Boston, United States	2.82
Exscientia plc (formely Exscientia Ltd.), Oxford, United Kingdom	11.42
Extend Srl, Rome, Italy	10.00
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics Inc., Toronto, Canada	8.98
IMIDomics Inc., San Francisco, United States	11.77
Immunitas, Therapeutics, Inc., Waltham, United States	6.17
Leon Nanodrugs GmbH, München, Germany	13.24
Mission BioCapital V LP, Cambridge, United States	3.64
OxVax Ltd., Oxford, United Kingdom	12.22
Sernova Corp., Ontario, Canada	5.16
Tubulis GmbH, Munich, Germany	6.90
*	in voluntary liquidation

The subsidiaries listed in this table are included in the consolidated financial statements.

In the second half of the year, Evotec completed the acquisition of Rigenerand Srl. The Medolla, Italy-based cell technology company, a leader in the field of cGMP manufacturing of cell therapies, now operates as Evotec (Modena) Srl.

Also in the second half of the year, Evotec SE completed the acquisition of Central Glass Germany. Operating as Evotec Drug Substance (Germany) GmbH, the acquisition strengthens Evotec’s clinical and commercial drug manufacturing capabilities, particularly for rare diseases and precision therapeutics.

Associates and joint ventures are accounted for using the equity method.

Through the Pancella Inc. shareholders’ agreement, Evotec participates in all significant financial and operational decisions. The Group has therefore determined that it has significant influence over this company, even though it holds less than 20% of the voting rights.

The Group’s investments in subisidiaries, associates, and joint ventures are not hedged as these currency positions are considered to be long term.

(b) Management Board

The Management Board of Evotec consists of the following members:

Dr. Werner Lanthaler, Business Executive, (CEO, Chairman of the Board),

Dr. Cord Dohrmann, Biologist, (CSO, Head of Research),

Dr. Craig Johnstone, Chemist, (COO),

Enno Spillner, Business Executive, (CFO, left 31 March 2023),

Laetitia Rouxel, Business Executive, (CFO, started 1 April 2023) and

Dr Matthias Evers, Neurobiologist, (CBO, started 1 May 2022).

The fixed salary component consists of a fixed basic remuneration and fringe benefits such as pension allowances, travel allowances, contributions to certain insurance policies as well as the non-cash benefit for the private use of a company car or an allowance for a private vehicle. The variable remuneration component is based on a bonus program. The bonus is determined on the basis of the achievement of certain targets set by the Remuneration and Nomination Committee of the Supervisory Board and subsequently approved by the Supervisory Board for each financial year. Furthermore, the Executive Board receives Share Performance Awards as a component with a long-term incentive effect. With the new remuneration system coming into effect in 2022, the Restricted Share Plan 2020 is no longer part of the multi-year remuneration component.

The variable remuneration for the 2022 financial year is based on the achievement of nine company-related goals (strategic goals). For the 2022 financial year, 50% of these company-related targets relate to defined strategic and ESG company targets and 50% to defined financial company targets.The payment of the variable remuneration in 2022 for the financial year 2021 was based on the achievement of eight company-related targets (strategic targets). In the 2021 financial year, 40% of these company-related targets related to defined corporate targets and 60% to defined corporate financial targets.

In addition to their fixed and variable remuneration, the members of the Executive Board also receive long-term multi-year remuneration in the form of participation in the company’s various multi-year remuneration programs. These are two different share-based programs, the payment of which is subject to a vesting period of four years. With the entry into force of the new remuneration scheme in 2022, the aforementioned link to corporate success and sustainable corporate growth has been continued, however, the Restricted Share Plan 2020 is no longer part of the multi-year remuneration component.

These Share Performance Awards vest four years after issuance according to the degree of achievement of defined key performance indicators measured over this period (31 December 2021: four years). Further information on the SPA can be found in Note (22).

The remuneration granted to the members of the Management Board for the financial years 2022 and 2021 are shown below:

	2022	2022	2022	2022	2022
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	741	578	27,040	1,200	2,519
Dr. Cord Dohrmann	469	335	13,520	600	1,404
Dr. Craig Johnstone	442	270	48,500	1,400	2,112
Enno Spillner	387	216	10,816	480	1,083
Dr. Matthias Evers	304	180	39,353	900	1,384
Total	2,343	1,579	139,229	4,580	8,502

	2021	2021	2021	2021	2021
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	711	590	100,769	3,313	4,614
Dr. Cord Dohrmann	451	275	40,956	1,348	2,074
Dr. Craig Johnstone	382	234	9,439	296	912
Enno Spillner	384	220	8,884	278	882
Total	1,928	1,319	160,048	5,235	8,482

The individual contracts of the Executive Board members contain a customary clause in the event of a takeover of the company by a third party. This clause allows the Executive Board members to terminate their existing contracts under extraordinary circumstances in the event of a takeover. A takeover within the meaning of this clause has taken place as soon as more than 30% of the shares are taken over by a third party. Should Executive Board members exercise this right of termination, they are entitled to the following severance payments: Dr Werner Lanthaler shall receive a severance payment in the amount of two years’ basic salary, Dr Craig Johnstone, as well as Dr Cord Dohrmann in the amount of 18 months’ basic salary plus the agreed bonus. In no case, however, is the corresponding payment to be higher than the total remuneration to which the respective Management Board members would still be entitled for their remaining term of office until the expiry of their contracts.

Evotec Maintains a directors and officers liability insurance (“D&O Insurance”) for the members of the Management Board. This insurance covers the personal liability risk in the event that claims are made against members of the Management Board for pecuniary loss in the course of their duties. The insurance includes a deductivle for the Executive Board members that comply with the requirements of the German Stock Corporation Act.

(c) Supervisory Board

The Supervisory Board of Evotec consists of the following members:

Prof. Dr. Iris Löw-Friedrich, Member of the Management Board (Chief Medical Officer) at UCB S.A.; Chairperson of the Supervisory Voard and of the Remuneration and Nomination Committee

Roland Sackers, CFO and Managing Director of QIAGEN N.V.; Vice Chairman of the Supervisory Board and Chairperson of the Audit and Compliance Committee

Dr Camilla Macapili, Head of Life Sciences, Mubadala Investment Company (MIC Head of Life Sciences), Member of the Supervisory Board since June 2022

Dr. Mario Polywka, non-independent consultant; Former Member of the Management board Evotec SE.

Dr. Elaine Sullivan, independent consultant, CEO of KELTIC Pharma Therapeutics Ltd until September 2022, Member of the Supervisory Board

Kasim Kutay, Chairman of the Board of Directors of Novo Holdings A/S, Member of the Supervisory board until June 2022

Dr. Constanze Ulmer-Eilfort, Partner of the law firm Peters, Schönberger & Partner (PSP Munich); Member of the Supervisory Board and Chair of the ESG Committee

The remuneration accrued for the members of the Supervisory Board in the financial year was as follows:

	2022	2021
	Remuneration	Remuneration
	k€	k€
Prof. Dr. Iris Löw-Friedrich	150.0	113.6
Roland Sackers	95.0	90.5
Dr. Mario Polywka	60.0	55.5
Dr. Elaine Sullivan	65.3	60.0
Kasim Kutay	28.4	60.0
Dr. Constanze Ulmer-Eilfort	73.2	32.7
Prof. Dr. Wolfgang Plischke	—	68.2
Camilla Macapili Languille	31.6	—
Total	503.5	480.5

In the 2022 and 2021 financial years, the remuneration per the Supervisory Board member amounted to k€ 50 per annum. In the 2022 financial year, the Chairperson received k€ 125 (31 December 2021: k€ 125) and his deputy k€ 60 (31 December 2021: k€ 60). The members of the Supervisory Board committees receive k€ 10 (2021: k€ 10) per committee, the chairperson of a committee receives k€ 25 (31 December 2021: k€ 25).

No remuneration in the form of shares was paid to the Supervisory Board in the financial years 2022 and 2021.

The members of the Supervisory Board and their other supervisory board offices and offices in comparable domestic and foreign supervisory bodies of commercial enterprises within the meaning of § 125 para. 1 sentence 5 AktG are listed below:

Prof. Dr. Iris Löw-Friedrich

Member of the Supervisory Board:

Fresenius SE & Co. KGaA. Bad Homburg/DE

TransCelerate BioPharma Inc. King of Prussia/United States

Member of the Board of Directors:

PhRMA Foundation, Washington DC/uSA

Roland Sackers

Member of the Board of Directors:

BIO Deutschland e.V. Berlin/DE

Dr Mario Polywka

Non-Executive Board Director:

Forge Therapeutics, Blacksmith Medicines Inc. San Diego/United States

Exscentia Plc

Orb it Discovery Limited

C4X Discovery Holdings PLC.

Dr Elaine Sullivan

Member of the Supervisory Board:

Active Biotech AB, Lund/SE

hVIVO PLC (formerly Open Orphan PLC)

IP Group PLC

Nykode Therapeutics ASA

Kasim Kutay

Member of the Supervisory Board:

Novo Nordisk A/S. Hellerup/DK Novo Nordisk A/S, Hellerup DK

Balcão

Novozymes A/S. Bagsværd/DK

Dr. Constanze Ulmer-Eilfort

Chairperson of the Advisory Board:

S4DX GmbH

Member of the Advisory Committee:

Proxygen GmbH

Camilla Macapili Languille

Member of the Board of Directors:

PCI Pharma Services (KPCI Holdings Limited)

Norstella (Caerus PikCo S.A.R.L.)

Envirotainer A/S